Material accounting policies	12 Months Ended
Dec. 31, 2025
Material accounting policies
Material accounting policies

(2) Material accounting policies

The material accounting policies applied in the preparation of these Consolidated Financial Statements are set out below or in the respective note. These policies have been consistently applied to all the years presented, unless otherwise stated.

- Basis of preparation -

The consolidated financial statements cover the twelve-month periods ended December 31, 2025, 2024 and 2023.

In accordance with Regulation No. 1606/2002 of the European Parliament and Council of July 19, 2002 on the application of IAS, Evotec has presented its consolidated financial statements in accordance with IFRS since 2005. The term “IFRS” refers collectively to international accounting and financial reporting standards (IASs and IFRSs) and to interpretations of the interpretations committees (SIC and IFRIC) with mandatory application as of January 1, 2025. The consolidated financial statements of Evotec as of December 31, 2025 have been prepared in compliance with IFRS as issued by the IASB and with IFRS as endorsed by the EU as of December 31, 2025.

Evotec SE, as the ultimate parent company, prepares its consolidated financial statements in its functional currency, the Euro. All amounts in the notes are stated in thousands of Euros (k€) unless otherwise noted. The Euro is the reporting currency of the Group. Due to rounding, amounts may not add up precisely to the totals provided.

The consolidated financial statements have been prepared in accordance with the IFRS general principles of fair presentation, going concern, accrual basis of accounting, consistency of presentation, materiality, and aggregation. The presentation of the consolidated income statement is based on the internal functions of the Group.

Additional requirements of Section §315e (1) of the German Commercial Code (HGB) have been applied in accordance with the version endorsed at the end of the reporting period.

- Significant accounting judgments and estimates-

The preparation of the Consolidated Financial Statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies, the reported amounts of assets, liabilities, revenues and expenses, the accompanying disclosures, as well as the disclosure of contingent liabilities. These estimates inherently contain a degree of uncertainty. Actual results may differ from these estimates under different assumptions or conditions.

The Group evaluates these accounting judgments and estimates on an ongoing basis and bases the estimates on historical experience, current and expected future outcomes, third-party valuation and various other assumptions that the Group believes are reasonable under the circumstances. Existing circumstances and assumptions about future developments may change due to circumstances beyond the Group’s control and are reflected in the assumptions if and when they occur.

The Group revises significant estimates as relevant and applicable if changes occur in circumstances or if new information or historical data is available and would require Evotec to do so.

The areas where the most significant judgments and estimates are made relate to the following areas:

Judgment:

●	Revenue recognition, determination of performance obligations and allocation of consideration as well as determination of advancement for over time performance obligations;
●	Likelihood of occurrence of provisions, uncertain tax positions and contingent liabilities;
●	Impairment analyses in relation with goodwill and intangible assets are performed annually as well as the determination of whether the carrying value exceeds the recoverable amount whenever a triggering event occurs. These analyses are generally based on estimates of discounted future cash flows, which include assumptions on cash flow schedule, terminal value growth rate as well as the discount rate;
●	Determination of the fair values of Level 3 financial assets where significant inputs of the fair value measurement are not based on observable market data;
●	Determination of marketing approval from regulatory authorities as a requirement for internally developed intangible capitalization;
●	Determination of the recoverability of deferred tax assets;
●	Identification of contingent liabilities and onerous contracts;
●	Determination whether a linked transaction exists in the context of a significant transaction and allocation of the consideration to the different contracts

Estimates:

●	Assessment of the recoverable amount of goodwill and intangible assets;
●	Measurement of the recoverability of deferred tax assets;
●	Determination of budgeted FTE rates in the assessment of percentage of completion in relation with revenue recognition
●	Allocation of the consideration to the different contracts in the context of a significant transaction

The Group considers the potential impact of climate related matters in estimates and assumptions, where appropriate, and monitors relevant changes and developments, including changes in legislation which may affect the fair value of financial assets and liabilities in the Consolidated Financial statements especially but not limited to deferred tax assets recoverability, useful life of tangibles and intangibles and provisions.

Even though climate-related matters increase the uncertainty in estimates and assumptions, as of December 31, 2025 the Group does not believe that the impact of climate related matters would be material to the Consolidated Financial Statements.

For further discussion of these significant judgments and estimates, reference is made to the respective Accounting Policies and Notes within these Consolidated Financial Statements that relate to the above topics.

- Basis of consolidation -

The Consolidated Financial Statements comprise the financial statements of Evotec SE and all the subsidiaries that the Company controls, i.e. when it is exposed or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and in cases where the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including the contractual arrangement(s) with the other vote holders of the investee, rights arising from other contractual arrangements and the Group’s voting rights and potential voting rights.

Subsidiaries

Subsidiaries are fully consolidated from the date that control commences until the date that control ceases. Transactions between consolidated companies are eliminated, as well as intragroup profits.

Associates

Associates are all entities over which the Group has significant influence but no control. Significant influence is presumed with a shareholding between 20% and 50% of the voting rights or when the Group has board representation through which it is able to exercise significant influence, such as, but not limited to participating in the financial and operating policy decisions of that entity but does not have the power to exercise control or joint control over those policies. Investments in associates are accounted for using the at-equity method and are initially recognized at cost. Unrealized gains and losses from transactions between the Group and its associates or joint ventures are recognized only to the extent of unrelated investors` interests in the associates.

Loss of control

Upon loss of control, the Group derecognizes the assets and liabilities of the subsidiary, any non-controlling interests, and other components of equity (if any) related to the subsidiary. Any surplus or deficit arising from the loss of control is recognized in the Consolidated Income Statement. If the Group retains any interest in the previous subsidiary, such interest is measured at fair value at the date the control is lost. Subsequently, it is accounted for as either an equity accounted investee or as a financial asset depending on the level of influence retained.

All intercompany receivables, liabilities and all intercompany revenue, income, expenses and all intragroup profits or losses are eliminated in the consolidation.

The financial statements of all to be consolidated subsidiaries are prepared using the same reporting date as the consolidated financial statements (December 31).

- Foreign currencies -

Foreign currency transactions

The financial statements of all Evotec Group entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The Euro (EUR) is the functional currency of the Group and the presentation currency of the Consolidated Financial Statements.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or the valuation in cases where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.

Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to Euro at the exchange rates prevailing at the reporting date. The income and expenses of foreign operations are translated to Euro at the monthly average foreign exchange rate.

Foreign currency differences arising upon translation of foreign operations into Euro are recognized in Other Comprehensive Income and presented as part of currency translation reserves in Shareholders Equity.

When a foreign operation is disposed of, leading to a loss of control, significant influence or joint control, the cumulative amount in the currency translation differences related to the foreign operation is reclassified to the Consolidated Income Statement as part of the gain or loss on disposal.

- Held For Sale Presentation-

The Group classifies a non-current asset (or disposal group) as held for sale if its carrying amount will be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the asset (or disposal group) must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (or disposal groups) and its sale must be highly probable.

- Application of standards; amendments and interpretations-

The following amendment became effective as at January 1, 2025:

●	Amendments to IAS 21 - Lack of Exchangeability (January 1, 2025)

This amendment did not have a significant impact on the Group´s consolidated financial statements for the 12 months period ended December 31, 2025.

The following amendments will become effective on or after January 1, 2026, however, may be early adopted:

●	Amendments to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments (January 1, 2026)
●	Amendments to IFRS 9 and IFRS 7 - Power Purchase Agreements (January 1, 2026)
●	IFRS 18 - Presentation and Disclosures in Financial Statements (January 1, 2027)

Evotec has not early adopted any new standards, interpretations or amendments that have been issued but are not yet effective in these consolidated financial statements.

IFRS 18 is expected to change the presentation of the Consolidated Income Statement and to differentiate between earnings from operating activities, investment activities and financing activities. Further, IFRS 18 will require structural changes to the Consolidated Cash Flow Statement, namely starting with operating income (loss) as the basis for calculating cash flows from operating activities using the indirect method.

IFRS 18 will also add additional disclosures but will not change any accounting policies on recognition and measurement, hence it will not change reported net results.

Apart from IFRS 18, none of the amendments listed above are expected to have a significant impact on the Group´s consolidated financial statements.